Commitments and Contingencies (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Letters of Credit Outstanding, Amount	$ 8,100	$ 16,045		$ 5,500
Total operating leases rental expense	$ 16,837	$ 17,936	$ 16,992